Revenue - Revenue from Forward Contracts (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Repurchase agreement liability	$ 10,200		$ 14,600
Net unrealized gains (losses)	2,240	$ (4,860)	(18,114)	$ 8,178	$ 3,581
Forward sales contracts
Derivatives
Net unrealized gains (losses)	1,000	(6,900)	8,800	(4,800)	2,200
Revenue	$ 24,400	$ 38,100	$ 181,700	$ 145,600	$ 123,800